Offerings - Offering: 1	Oct. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,295,886,738.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 178,961.96
Offering Note	(1) Aggregate number of securities to which transaction applies: The maximum number of securities of the Company to which this transaction applies is estimated to be 21,964,182, which consists of (a) 20,794,941 shares of the Company's common stock, par value $0.01 per share ("Company Common Stock"), which may be entitled to receive the merger consideration of $59.00 per share; (b) 765,575 shares of Company Common Stock underlying outstanding restricted stock units, whether cash-settled or stock-settled, granted under the Company's Fifth Amended and Restated Heidrick & Struggles 2012 Globalshare Plan (the "Company Stock Plan") and whose vesting is based solely on continued service ("Company RSUs"), which may be entitled to receive the merger consideration of $59.00 per share; and (c) 403,666 shares of Company Common Stock underlying outstanding performance share units granted under the Company Stock Plan ("Company PSUs") (with the number of shares of Company Common Stock subject to the applicable PSU Performance Level), which may be entitled to receive the merger consideration of $59.00 per share. (2) In accordance with Rule 0-11 under the Exchange Act the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated based on the sum of: (a) the product of 20,794,941 shares of Company Common Stock multiplied by the merger consideration of $59.00 per share; (b) the product of 765,575 shares of Company Common Stock underlying Company RSUs multiplied by the merger consideration of $59.00 per share; (c) the product of 403,666 shares of Company Common Stock underlying Company PSUs (with the number of shares of Company Common Stock subject to the applicable PSU Performance Level) multiplied by the merger consideration of $59.00. (3) In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.